Expense Example, No Redemption (Vanguard Intermediate-Term Treasury Fund Participant)	Vanguard Intermediate-Term Treasury Fund Vanguard Intermediate-Term Treasury Fund - Investor Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255